Subsequent events (Details Textual) - CNY (¥) ¥ in Millions		1 Months Ended	12 Months Ended
	Apr. 08, 2016	Apr. 30, 2016	Dec. 31, 2015
Performance Shares [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares			400,000
Subsequent Event [Member] | Plan 2006 [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	2,800,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	600,000
Subsequent Event [Member] | Time Based Shares [Member] | Plan 2006 [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	1,800,000
Subsequent Event [Member] | Performance Based Shares [Member] | Plan 2006 [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	1,000,000
Subsequent Event [Member] | Shanghai Yimeng [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		5,900,000
Sale of Stock, Consideration Received on Transaction		¥ 94.6
Sale Of Stock Number Of Shares Remaining Unsold		39,300,000